Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Purchases from a related party				$ 425,128
Dividend declared and offsetting against due from major shareholder		1,108,692	1,711,225	2,564,103
Advances from related party			1,058,733	632,648
Repayments to related party		(1,108,692)	(2,730,449)	(2,754,955)
(Repayment to) Advances from a related party		(1,108,692)	(1,671,716)	(2,122,307)
Mo Building Material Limite [Member]
Related Party Transaction [Line Items]
Purchases from a related party	[1]			425,128
Mr.Chi Ming Lam [Member]
Related Party Transaction [Line Items]
Dividend declared and offsetting against due from major shareholder	[2]	1,108,692	1,711,225	2,564,103
Advances from related party	[2],[3]		1,058,733	632,648
Repayments to related party	[2],[3]	$ (1,108,692)	$ (2,730,449)	$ (2,754,955)

[1]	Mo Building Material Limited is a company in which Mr. Chi Ming Lam had beneficial interest before September 2, 2022.
[2]	Mr. Chi Ming Lam was the Chief Executive Officer, director and Chairman of the Company until June 2, 2025. Effective June 2, 2025, Mr. Lam resigned from his position and is currently a director of the Company.
[3]	Represents the total advances from (payments to) Mr. Lam for the years ended March 31, 2025, 2024, and 2023 which were non-trade in nature, unsecured, interest-free and had no fixed term of repayment. As of March 31, 2025 and 2024, the amount due from Mr. Lam to the Company was nil.